StepStone Private Credit Co-Investment Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-controlled/Non-affliated - 97.0% of NAV									1,2,3,4,5
Senior Secured Loans - Europe - 1.7% of NAV
Comet Bidco Limited	Term Loan	8.74%	6M SOFR / 0.00%	5.00%	12/2/2032	$914,733	$906,125	$904,122
Quad UK Midco 2 Limited	Term Loan	9.45%	6M SOFR / 0.00%	5.25%	6/30/2029	948,378	948,378	948,378
Quad UK Midco 2 Limited	Term Loan	9.45%	6M SOFR / 0.00%	5.25%	6/30/2029	2,587,946	2,587,946	2,587,946
Total Direct Lending - Senior Secured Loans -Europe							$4,442,449	$4,440,446

Senior Secured Loans - North America - 93.8% of NAV
ACP Oak Buyer, Inc.	Term Loan	8.38%	6M SOFR / 1.00%	4.75%	5/16/2031	$1,401,588	$1,394,793	$1,394,580
Alkeme Intermediary Holdings, LLC	Delayed Draw Term Loan	8.70%	3M SOFR / 1.00%	5.00%	5/28/2027	1,231,065	1,008,231	995,979	6
Alkeme Intermediary Holdings, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	5/28/2027	74,001	(237)	(962)	6,7
AMP Purchaser, LLC	Revolver Loan	0.50%	3M SOFR / 0.00%	0.50%	4/1/2033	135,368	(677)	(677)	6,7
AMP Purchaser, LLC	Term Loan	8.19%	3M SOFR / 0.00%	4.50%	4/1/2033	1,049,100	1,043,857	1,043,854
Aprio Advisory Group, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	8/1/2031	3,315,509	(31,397)	(46,749)	6,7
Aprio Advisory Group, LLC	Revolver Loan	8.42%	3M SOFR / 0.75%	4.75%	8/1/2031	288,305	93,342	92,037	6
Aptive Environmental, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	10/15/2032	65,815	(615)	(757)	6,7
Aptive Environmental, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	10/15/2032	131,630	(1,230)	(1,514)	6,7
Aptive Environmental, LLC	Term Loan	8.42%	1M SOFR / 0.75%	4.75%	10/15/2032	1,500,579	1,486,524	1,483,323
Arcline Liberty Buyer LLC	Term Loan	8.41%	3M SOFR / 0.75%	4.75%	12/1/2032	710,081	710,081	709,016
Arcline Liberty Buyer LLC	Delayed Draw Term Loan	0.50%	3M SOFR / 0.75%	0.50%	12/1/2032	202,880	1	(2,333)	6,7
Arcline Liberty Buyer LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	12/1/2032	135,254	1	(203)	6,7
Argano, LLC	Delayed Draw Term Loan	9.18%	3M SOFR / 1.00%	5.50%	9/13/2029	1,926,352	314,655	302,249	6
Axis Portable Air LLC	Delayed Draw Term Loan	8.71%	3M SOFR / 1.00%	5.00%	12/31/2030	985,961	979,107	977,285
Axis Portable Air LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	3/22/2028	328,654	(2,101)	(2,432)	6,7
Axis Portable Air LLC	Term Loan	8.70%	3M SOFR / 0.00%	5.00%	12/31/2030	491,748	488,447	488,109
Badge 21 Midco Holdings LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	6/30/2032	878,560	(7,853)	(8,698)	6,7
Badge 21 Midco Holdings LLC	Revolver Loan	10.25%	3M SOFR / 1.00%	3.50%	6/30/2032	555,802	64,520	63,973	6
Badge 21 Midco Holdings LLC	Term Loan	8.20%	3M SOFR / 1.00%	4.50%	6/30/2032	4,767,237	4,723,169	4,720,042
BDO USA, P.C.	Term Loan	8.17%	3M SOFR / 2.00%	4.50%	8/31/2028	28,034	27,784	27,759
Blue River Petcare Group, LLC	Delayed Draw Term Loan	1.00%	6M SOFR / 0.00%	1.00%	8/1/2029	769,679	(3,621)	(3,848)	6,7
Blue River Petcare Group, LLC	Revolver Loan	8.67%	3M SOFR / 0.00%	5.00%	8/1/2029	139,937	13,322	13,294	6
Blue River Petcare Group, LLC	Term Loan	8.67%	1M SOFR / 0.00%	5.00%	8/1/2029	100,118	100,118	100,118
Bridgepointe Technologies, LLC	Delayed Draw Term Loan	8.70%	3M SOFR / 1.00%	5.00%	12/31/2027	3,387,982	3,365,064	3,351,053
Bridgepointe Technologies, LLC	Delayed Draw Term Loan	8.70%	3M SOFR / 1.00%	5.00%	12/31/2027	3,387,982	655,163	641,819	6
Choice Financial Group Acquisition, Inc.	Delayed Draw Term Loan	8.92%	3M SOFR / 1.00%	5.25%	10/15/2027	977,123	292,822	291,932	6
Chronicle Parent, LLC	Delayed Draw Term Loan	8.67%	3M SOFR / 1.00%	5.00%	4/15/2031	500,760	67,707	67,707	6
Chronicle Parent, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	4/15/2031	166,920	-	-	6,7
Chronicle Parent, LLC	Term Loan	8.67%	3M SOFR / 1.00%	5.00%	4/15/2031	1,573,846	1,573,846	1,573,846
Cooper’s Hawk Intermediate Holding, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	7/29/2031	299,979	(4,495)	(5,040)	6,7
Cooper’s Hawk Intermediate Holding, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	7/29/2031	299,979	(4,048)	(5,040)	6,7
Cooper’s Hawk Intermediate Holding, LLC	Term Loan	9.17%	3M SOFR / 0.75%	5.50%	7/29/2031	3,462,507	3,415,534	3,404,337
Coupa Holdings, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.00%	1.00%	2/27/2030	78,521	(3,141)	(3,141)	6,7
Coupa Holdings, LLC	Revolver Loan	0.50%	3M SOFR / 0.00%	0.50%	2/27/2029	58,891	(2,356)	(2,356)	6,7
Coupa Holdings, LLC	Term Loan	8.92%	3M SOFR / 0.00%	5.25%	2/27/2030	877,206	842,118	842,118
Crete PA Holdco, LLC	Delayed Draw Term Loan	8.66%	3M SOFR / 1.00%	5.00%	11/26/2030	2,092,629	2,083,543	2,100,163
Crete PA Holdco, LLC	Delayed Draw Term Loan	8.66%	3M SOFR / 1.00%	5.00%	11/26/2030	2,097,874	388,968	406,148	6
Crete PA Holdco, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	11/26/2030	314,681	(1,454)	1,133	6,7
CRH Healthcare Purchaser, Inc.	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	9/17/2031	844,131	(669)	(5,909)	6,7
CRH Healthcare Purchaser, Inc.	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	9/17/2031	337,652	(1,806)	(2,364)	6,7
CRH Healthcare Purchaser, Inc.	Term Loan	8.95%	3M SOFR / 1.00%	5.25%	9/17/2031	3,695,606	3,675,804	3,669,737
CT Technologies Intermediate Holdings, Inc.	Delayed Draw Term Loan	0.00%	6M SOFR / 0.75%	0.00%	9/2/2031	104,462	-	(460)	6,7
CT Technologies Intermediate Holdings, Inc.	Term Loan	8.42%	1M SOFR / 0.75%	4.75%	9/2/2031	1,520,304	1,517,638	1,513,463
Cub Financing Intermediate, LLC	Delayed Draw Term Loan	0.00%	3M SOFR / 0.50%	0.00%	6/28/2030	1,766,465	(16,615)	(19,254)	6,7
Currier Plastics Acquisition, LLC	Term Loan	8.42%	1M SOFR / 1.00%	4.75%	9/19/2031	292,178	290,098	289,987
Currier Plastics Acquisition, LLC	Delayed Draw Term Loan	1.00%	1M SOFR / 1.00%	1.00%	9/19/2031	240,091	(1,755)	(1,801)	6,7
Currier Plastics Acquisition, LLC	Revolver Loan	0.50%	1M SOFR / 1.00%	0.50%	9/19/2031	96,036	(703)	(720)	6,7
Currier Plastics Acquisition, LLC	Term Loan	8.42%	1M SOFR / 1.00%	4.75%	9/19/2031	277,809	275,831	275,725
Currier Plastics Acquisition, LLC	Term Loan	8.42%	1M SOFR / 1.00%	4.75%	9/19/2031	315,335	313,090	312,970
DCCM, LLC	Delayed Draw Term Loan	0.75%	3M SOFR / 0.75%	0.75%	6/24/2032	2,291,694	(20,521)	(23,604)	6,7
DCCM, LLC	Revolver Loan	4.25%	3M SOFR / 0.75%	4.25%	6/24/2032	916,678	(8,176)	(9,442)	6,7
DCCM, LLC	Term Loan	8.42%	1M SOFR / 0.75%	4.75%	6/24/2032	4,662,738	4,620,554	4,614,712

StepStone Private Credit Co-Investment Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
DecisionPoint Technologies, Inc.	Delayed Draw Term Loan	9.46%	3M SOFR / 1.00%	5.75%	8/31/2029	2,217,011	2,202,840	2,211,691
DecisionPoint Technologies, Inc.	Term Loan	9.42%	3M SOFR / 1.00%	5.75%	8/31/2029	979,878	973,558	977,526
Denali Intermediate Holdings, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	8/26/2032	438,253	(4,013)	(4,383)	6,7
Denali Intermediate Holdings, Inc.	Term Loan	9.18%	1M SOFR / 0.00%	5.50%	8/26/2032	4,371,575	4,331,783	4,327,860
Denali Topco LLC	Delayed Draw Term Loan	0.75%	3M SOFR / 0.75%	0.75%	8/26/2032	2,729,065	-	(21,287)	6,7
Denali Topco LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	8/26/2032	1,309,951	-	(10,218)	6,7
Denali Topco LLC	Term Loan	8.42%	3M SOFR / 0.75%	4.75%	8/26/2032	9,255,622	9,255,622	9,183,429
Designs for Health, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	10/16/2030	350,184	(3,186)	(3,572)	6,7
Designs for Health, Inc.	Term Loan	8.17%	3M SOFR / 0.75%	4.50%	10/16/2030	1,313,188	1,301,445	1,299,794
DigiCert, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	7/10/2030	577,414	(7,470)	(13,223)	6,7
DigiCert, Inc.	Term Loan	9.42%	1M SOFR / 0.75%	5.75%	7/10/2030	7,960,796	7,855,169	7,778,493
Diversis Tempo HoldCo, LLC	Term Loan	9.95%	3M SOFR / 0.75%	6.25%	8/22/2031	2,557,918	2,529,339	2,507,271
Durare Bidco, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.50%	1.00%	8/9/2032	966,300	(4,386)	(22,128)	6,7
Durare Bidco, LLC	Revolver Loan	0.50%	3M SOFR / 0.50%	0.50%	8/9/2032	463,824	43	(3,664)	6,7
Durare Bidco, LLC	Term Loan	8.41%	3M SOFR / 0.50%	4.75%	8/9/2032	3,671,938	3,671,938	3,642,930
Dwyer Instruments, LLC	Delayed Draw Term Loan	8.45%	3M SOFR / 0.00%	4.75%	7/21/2027	116,424	116,424	116,424
Dwyer Instruments, LLC	Revolver Loan	8.45%	3M SOFR / 0.00%	4.75%	7/20/2029	130,132	57,870	57,870	6
Dwyer Instruments, LLC	Delayed Draw Term Loan	8.45%	3M SOFR / 0.00%	4.75%	7/20/2029	367,414	367,414	367,414
Dwyer Instruments, LLC	Delayed Draw Term Loan	8.45%	3M SOFR / 0.75%	4.75%	7/20/2029	35,055	35,055	35,055
Dwyer Instruments, LLC	Term Loan	8.45%	3M SOFR / 0.00%	4.75%	7/20/2029	693,596	693,596	693,596
Dwyer Instruments, LLC	Term Loan	8.45%	3M SOFR / 0.00%	4.75%	7/20/2029	313,577	313,577	313,577
Dwyer Instruments, LLC	Term Loan	8.45%	3M SOFR / 0.75%	4.75%	7/20/2029	279,721	279,721	279,721
Elder Care Opco LLC	Delayed Draw Term Loan	0.75%	3M SOFR / 1.50%	0.75%	7/31/2030	656,772	(4,986)	(6,962)	6,7
Elder Care Opco LLC	Revolver Loan	0.50%	3M SOFR / 1.50%	0.50%	7/31/2030	197,032	(1,495)	(2,089)	6,7
Elder Care Opco LLC	Term Loan	8.45%	3M SOFR / 1.50%	4.75%	7/31/2030	1,051,484	1,043,421	1,040,338
Empower Payments Investor, LLC	Delayed Draw Term Loan	8.15%	3M SOFR / 0.75%	4.50%	3/12/2031	663,499	657,436	651,755
Empower Payments Investor, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	3/12/2031	69,504	(340)	(348)	6,7
Empower Payments Investor, LLC	Term Loan	8.20%	3M SOFR / 0.75%	4.50%	3/12/2031	2,206,119	2,185,684	2,167,071
Empower Payments Investor, LLC	Term Loan	8.40%	3M SOFR / 0.75%	4.75%	3/12/2031	314,299	312,766	312,728
Epika Fleet Services, Inc.	Delayed Draw Term Loan	0.50%	3M SOFR / 0.75%	0.50%	2/17/2028	3,916,816	(27,512)	(29,376)	6,7
EVDR Purchaser, Inc.	Term Loan	8.42%	1M SOFR / 0.75%	4.75%	2/14/2031	209,497	208,837	208,387
Everbridge Holdings, LLC	Delayed Draw Term Loan	8.66%	6M SOFR / 0.75%	5.00%	7/2/2031	927,365	360,751	360,751	6
Everbridge Holdings, LLC	Revolver Loan	0.38%	6M SOFR / 0.75%	0.38%	7/2/2031	372,773	-	-	6,7
Everbridge Holdings, LLC	Term Loan	8.66%	3M SOFR / 0.75%	5.00%	7/2/2031	914,402	914,402	914,402
Force Electrical Buyerco, LLC	Delayed Draw Term Loan	8.15%	3M SOFR / 0.75%	4.50%	10/21/2032	471,432	31,418	30,219	6
Force Electrical Buyerco, LLC	Revolver Loan	8.21%	3M SOFR / 0.75%	4.50%	10/21/2032	94,286	36,840	36,593	6
Force Electrical Buyerco, LLC	Term Loan	8.17%	3M SOFR / 0.75%	4.50%	10/21/2032	276,573	274,077	273,282
Fullsteam Operations LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	8/8/2031	499,856	(4,390)	(4,749)	6,7
Fullsteam Operations LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	8/8/2031	166,619	(1,463)	(1,583)	6,7
Fullsteam Operations LLC	Term Loan	8.89%	3M SOFR / 0.75%	5.25%	8/8/2031	1,499,568	1,486,160	1,485,322
GC Waves Holdings, Inc.	Term Loan	8.17%	1M SOFR / 0.75%	4.50%	10/4/2030	398,394	398,394	398,394
GC Waves Holdings, Inc.	Delayed Draw Term Loan	8.17%	1M SOFR / 0.75%	4.50%	10/4/2030	250,287	250,287	250,287
GC Waves Holdings, Inc.	Delayed Draw Term Loan	8.17%	3M SOFR / 0.75%	4.50%	10/4/2030	320,084	101,332	100,882	6
GC Waves Holdings, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	10/4/2030	21,604	-	-	6,7
GMF Parent, Inc.	Revolver Loan	8.19%	3M SOFR / 0.75%	4.50%	12/20/2032	71,526	1,912	1,850	6
GMF Parent, Inc.	Delayed Draw Term Loan	0.50%	3M SOFR / 0.75%	0.50%	12/20/2032	130,047	(1,250)	(1,365)	6,7
GMF Parent, Inc.	Delayed Draw Term Loan	0.50%	3M SOFR / 0.75%	0.50%	12/20/2032	117,042	(1,125)	(1,229)	6,7
GMF Parent, Inc.	Term Loan	8.19%	3M SOFR / 0.75%	4.50%	12/20/2032	461,666	457,310	456,819
Greenwood Operating Group, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	5/7/2031	375,417	(7,147)	(6,795)	6,7
Greenwood Operating Group, LLC	Term Loan	9.17%	1M SOFR / 1.00%	5.50%	5/7/2031	992,360	973,403	974,398
Guava Buyer LLC	Delayed Draw Term Loan	9.16%	3M SOFR / 1.00%	5.50%	8/12/2032	714,133	299,788	291,899	6
Guava Buyer LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	8/12/2030	716,498	(12,523)	(21,065)	6,7
Guava Buyer LLC	Term Loan	9.14%	3M SOFR / 1.00%	5.50%	8/12/2032	6,036,015	5,924,753	5,858,556
Hardenbergh Group, Inc.	Term Loan	10.30%	3M SOFR / 2.00%	6.50%	8/7/2028	640,560	635,551	633,963
Hardenbergh Group, Inc.	Term Loan	10.30%	3M SOFR / 2.00%	6.50%	8/7/2028	147,970	146,725	146,461
Harris & Co. LLC	Delayed Draw Term Loan	8.67%	3M SOFR / 1.00%	5.00%	8/9/2030	11,098,218	6,878,486	6,856,639	6
Harris & Co. LLC	Revolver Loan	8.67%	3M SOFR / 1.00%	5.00%	8/9/2030	837,122	496,870	495,074	6
Ideal Components Acquisition, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	6/30/2032	772,211	(6,917)	(7,182)	6,7
Ideal Components Acquisition, LLC	Revolver Loan	8.67%	3M SOFR / 0.75%	5.00%	6/30/2032	643,510	80,066	79,817	6
Ideal Components Acquisition, LLC	Term Loan	8.70%	3M SOFR / 0.75%	5.00%	6/30/2032	4,183,241	4,144,597	4,144,337
IG Investments Holdings, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	9/22/2028	67,257	(667)	(673)	6,7
IG Investments Holdings, LLC	Term Loan	8.67%	3M SOFR / 0.75%	5.00%	9/22/2028	609,633	603,610	603,536

StepStone Private Credit Co-Investment Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Igloo Group Parent, Inc.	Term Loan	8.70%	3M SOFR / 1.00%	5.00%	12/23/2031	3,710,772	3,656,398	3,655,111
Integrated Power Services Holdings, Inc.	Delayed Draw Term Loan	0.50%	3M SOFR / 0.75%	0.50%	11/22/2031	370,150	(896)	(925)	6,7
Integrated Power Services Holdings, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	11/22/2030	179,574	(428)	(685)	6,7
Integrated Power Services Holdings, Inc.	Term Loan	8.53%	1M SOFR / 0.75%	4.75%	11/22/2031	735,999	734,490	734,159
Kelso Industries LLC	Delayed Draw Term Loan	5.75%	3M SOFR / 1.00%	5.75%	12/30/2029	2,116,349	(20,177)	(21,163)	6,7
Kelso Industries LLC	Term Loan	9.42%	1M SOFR / 1.00%	5.75%	12/30/2029	197,136	195,329	195,165
Last Dance Intermediate I(c), LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	3/31/2031	919,350	(8,865)	(9,194)	6,7
LeadVenture, Inc.	Delayed Draw Term Loan	8.42%	6M SOFR / 0.75%	4.75%	6/23/2032	1,036,979	416,172	409,631	6
LeadVenture, Inc.	Revolver Loan	8.42%	6M SOFR / 0.75%	4.75%	6/23/2032	519,346	20,133	16,846	6
LeadVenture, Inc.	Term Loan	8.70%	3M SOFR / 0.75%	5.00%	6/23/2032	5,425,870	5,388,074	5,355,333
Lighthouse Technologies Holding Corp.	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	4/30/2027	291,544	(1,132)	(3,644)	6,7
Lighthouse Technologies Holding Corp.	Term Loan	8.67%	3M SOFR / 1.00%	5.00%	12/31/2029	4,293,475	4,274,854	4,239,806
Lindstrom, LLC	Revolver Loan	9.24%	6M SOFR / 0.75%	5.50%	12/30/2032	188,047	38,023	37,710	6
Lindstrom, LLC	Term Loan	9.24%	6M SOFR / 0.75%	5.50%	12/30/2032	1,480,557	1,459,003	1,456,572
LJ Avalon Holdings, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	2/1/2029	446,420	(3,677)	(5,045)	6,7
LJ Avalon Holdings, LLC	Delayed Draw Term Loan	8.17%	3M SOFR / 1.00%	4.50%	2/1/2030	2,224,567	2,205,637	2,198,094
LJ Avalon Holdings, LLC	Delayed Draw Term Loan	8.17%	3M SOFR / 1.00%	4.50%	2/1/2030	306,465	145,171	145,073	6
Machine Sciences Corporation	Delayed Draw Term Loan	0.50%	3M SOFR / 1.00%	0.50%	3/31/2032	1,565,906	(11,739)	(11,744)	6,7
Machine Sciences Corporation	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	3/31/2032	223,701	(1,677)	(1,678)	6,7
Machine Sciences Corporation	Term Loan	8.45%	3M SOFR / 1.00%	4.75%	3/31/2032	1,342,205	1,332,146	1,332,139
MB2 Dental Solutions, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	2/13/2031	72,515	(715)	(725)	6,7
Med Learning Group, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	12/30/2027	349,839	(2,542)	(2,204)	6,7
Med Learning Group, LLC	Term Loan	9.45%	3M SOFR / 1.00%	5.75%	12/30/2027	2,986,047	2,963,026	2,960,367
Medrina, LLC	Delayed Draw Term Loan	9.69%	3M SOFR / 1.00%	6.00%	10/20/2029	1,188,785	194,312	190,061	6
Medrina, LLC	Term Loan	9.67%	1M SOFR / 1.00%	6.00%	10/20/2029	2,033,722	2,006,237	1,999,353
Michael Baker International, LLC	Term Loan	8.20%	3M SOFR / 0.75%	4.50%	12/1/2028	1,280,554	1,243,450	1,242,138
MoboTrex, LLC	Delayed Draw Term Loan	8.70%	3M SOFR / 1.00%	5.00%	6/6/2031	374,078	59,272	58,419	6
MoboTrex, LLC	Revolver Loan	8.70%	3M SOFR / 1.00%	5.00%	6/7/2030	106,924	9,962	9,709	6
MoboTrex, LLC	Term Loan	8.70%	3M SOFR / 1.00%	5.00%	6/7/2030	559,946	556,100	554,794
Moonlight Parent, Inc.	Delayed Draw Term Loan	0.00%	3M SOFR / 0.75%	0.00%	9/9/2032	732,202	(6,743)	(8,640)	6,7
Moonlight Parent, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	9/9/2032	439,321	(4,047)	(5,184)	6,7
Moonlight Parent, Inc.	Term Loan	8.42%	3M SOFR / 0.75%	4.75%	9/9/2032	2,702,375	2,678,104	2,670,487
mPulse Mobile, Inc.	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	8/26/2032	550,831	(3,782)	(5,178)	6,7
mPulse Mobile, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	8/26/2032	826,246	(5,658)	(7,767)	6,7
mPulse Mobile, Inc.	Term Loan	8.45%	3M SOFR / 0.75%	4.75%	8/26/2032	5,769,261	5,730,571	5,715,030
Ne Ortho Management Services, LLC	Delayed Draw Term Loan	8.70%	3M SOFR / 1.00%	5.00%	12/13/2030	979,176	235,406	235,002	6
Ne Ortho Management Services, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	12/13/2030	61,199	(584)	(612)	6,7
NS and Associates LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	8/6/2030	696,161	(4,517)	(6,544)	6,7
NS and Associates LLC	Term Loan	8.90%	3M SOFR / 1.00%	5.25%	8/6/2030	7,711,835	7,662,918	7,639,344
OSR Opco LLC	Revolver Loan	9.15%	3M SOFR / 1.00%	5.50%	3/15/2029	560,463	275,780	276,701	6
OSR Opco LLC	Term Loan	9.18%	1M SOFR / 1.50%	5.50%	3/15/2029	1,677,185	1,662,583	1,643,138
Owl Cyber Defense Solutions, LLC	Delayed Draw Term Loan	9.42%	1M SOFR / 1.00%	5.75%	9/11/2029	787,776	777,566	774,856
Packaging Coordinators Midco, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	7/9/2032	739,597	(7,725)	(8,505)	6,7
Packaging Coordinators Midco, Inc.	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	7/9/2032	705,903	(5,247)	(7,200)	6,7
Packaging Coordinators Midco, Inc.	Delayed Draw Term Loan	8.17%	6M SOFR / 0.75%	4.50%	7/9/2032	101,614	53,750	53,730	6
Packaging Coordinators Midco, Inc.	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	7/9/2032	962,538	(8,962)	(5,101)	6,7
Packaging Coordinators Midco, Inc.	Delayed Draw Term Loan	0.00%	1M SOFR / 0.75%	0.00%	7/9/2032	939,062	-	(7,325)	6,7
Packaging Coordinators Midco, Inc.	Term Loan	8.67%	3M SOFR / 0.75%	5.00%	7/9/2032	4,427,843	4,380,495	4,371,610
PAG Holding Corp.	Term Loan	8.45%	3M SOFR / 1.00%	4.75%	12/21/2029	546,379	544,133	542,992
Pave America Holding, LLC	Term Loan	8.95% / 2.88%	3M SOFR / 0.75%	5.25%	8/27/2032	2,624,812	2,603,383	2,594,364	9
Pave America Holding, LLC	Delayed Draw Term Loan	8.90% / 2.88%	3M SOFR / 0.75%	5.25%	8/27/2032	902,630	258,527	256,154	6,9
Pave America Holding, LLC	Revolver Loan	8.45%	3M SOFR / 0.75%	4.75%	8/27/2032	676,506	232,888	231,117	6
Pediatric Home Respiratory Services, LLC	Term Loan	9.10%	6M SOFR / 0.75%	5.50%	12/23/2030	842,258	840,265	840,068
PestCo, LLC	Delayed Draw Term Loan	8.40%	3M SOFR / 1.00%	4.75%	8/6/2030	859,551	442,818	440,671	6
PestCo, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	8/6/2030	344,268	(1,493)	(2,307)	6,7
PestCo, LLC	Term Loan	8.42%	3M SOFR / 1.00%	4.75%	8/6/2030	3,905,033	3,889,370	3,878,870
PGI Parent LLC	Revolver Loan	10.75%	3M SOFR / 1.00%	4.00%	12/31/2031	86,378	7,812	7,670	6
PGI Parent LLC	Term Loan	8.70%	3M SOFR / 1.00%	5.00%	12/31/2031	473,893	469,455	468,585
Play Holdings, Inc.	Revolver Loan	8.95%	3M SOFR / 0.75%	5.25%	10/29/2030	311,297	67,541	66,795	6
Play Holdings, Inc.	Term Loan	8.95%	3M SOFR / 0.75%	5.25%	10/29/2031	5,020,060	4,950,223	4,938,735

StepStone Private Credit Co-Investment Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Point Quest Group, Inc.	Delayed Draw Term Loan	8.45%	3M SOFR / 0.75%	4.75%	11/13/2031	127,177	16,204	15,923	6
Point Quest Group, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	11/13/2031	76,306	(356)	(519)	6,7
Point Quest Group, Inc.	Term Loan	8.45%	3M SOFR / 0.75%	4.75%	11/13/2031	837,267	833,359	831,574
Prestige Employee Administrators, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.25%	1.00%	1/14/2030	255,568	(2,352)	(3,016)	6,7
Prestige Employee Administrators, LLC	Term Loan	8.17%	3M SOFR / 0.00%	4.50%	1/14/2030	467,371	463,084	461,856
PTSH Intermediate Holdings, LLC	Term Loan	8.70%	3M SOFR / 0.75%	5.00%	1/8/2033	1,035,791	1,025,958	1,025,433
Puma Buyer, LLC	Revolver Loan	0.38%	3M SOFR / 0.50%	0.38%	3/29/2032	593,925	(2,814)	(297)	6,7
Puma Buyer, LLC	Term Loan	7.95%	3M SOFR / 0.50%	4.25%	3/29/2032	3,033,296	3,019,161	3,031,779
Redwood Services Group, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.00%	1.00%	2/13/2033	440,289	(2,158)	(4,048)	6,7
REP TEC Intermediate Holdings, Inc	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	5/30/2031	739,537	(3,390)	(4,437)	6,7
REP TEC Intermediate Holdings, Inc	Term Loan	8.45%	3M SOFR / 1.00%	4.75%	5/30/2031	4,949,828	4,927,888	4,944,878
Rocket Youth Brands HoldCo LLC	Delayed Draw Term Loan	8.45%	3M SOFR / 1.00%	4.75%	6/20/2031	932,812	199,580	199,249	6
Rocket Youth Brands HoldCo LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	6/20/2031	139,922	(612)	(896)	6,7
Rocket Youth Brands HoldCo LLC	Term Loan	8.45%	3M SOFR / 1.00%	4.75%	6/20/2031	932,812	928,572	926,842
RPM Purchaser, Inc.	Delayed Draw Term Loan	10.03%	3M SOFR / 2.00%	6.25%	9/11/2028	117,983	68,832	68,964	6
Saab Purchaser, Inc.	Delayed Draw Term Loan	0.50%	3M SOFR / 0.75%	0.50%	11/12/2031	1,485,614	(6,767)	(19,016)	6,7
Saab Purchaser, Inc.	Revolver Loan	0.38%	3M SOFR / 0.75%	0.38%	11/12/2031	198,082	(903)	(2,535)	6,7
Saab Purchaser, Inc.	Term Loan	8.20%	3M SOFR / 0.75%	4.50%	11/12/2031	1,535,134	1,528,155	1,515,485
Safari Borrower, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 2.00%	1.00%	2/3/2031	201,675	(2,992)	(3,025)	6,7
Safari Borrower, LLC	Revolver Loan	0.50%	3M SOFR / 2.00%	0.50%	2/3/2031	33,612	(499)	(504)	6,7
Safari Borrower, LLC	Term Loan	9.41%	3M SOFR / 2.00%	5.75%	2/3/2031	571,412	562,869	562,841
Sagebrush Buyer, LLC	Term Loan	8.42%	1M SOFR / 1.00%	4.75%	7/1/2030	1,318,208	1,305,297	1,305,026
Sagebrush Buyer, LLC	Term Loan	8.42%	1M SOFR / 1.00%	4.75%	7/1/2030	823,880	815,810	815,641
Salisbury House, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.00%	1.00%	8/18/2032	342,122	(1,576)	(2,224)	6,7
Salisbury House, LLC	Revolver Loan	0.50%	3M SOFR / 0.00%	0.50%	8/18/2032	228,082	(1,050)	(1,483)	6,7
Salisbury House, LLC	Term Loan	8.48%	3M SOFR / 0.00%	4.75%	8/18/2032	1,697,234	1,689,931	1,686,202
Salute Mission Critical, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	11/30/2029	954,897	(4,430)	(11,841)	6,7
Salute Mission Critical, LLC	Term Loan	8.88%	1M SOFR / 1.00%	5.21%	11/30/2029	600,932	598,397	593,480
SkyMark Refuelers, LLC	Delayed Draw Term Loan	0.50%	3M SOFR / 0.75%	0.50%	12/16/2032	1,362,430	(13,065)	(15,395)	6,7
SkyMark Refuelers, LLC	Term Loan	8.17%	3M SOFR / 0.75%	4.50%	12/16/2032	2,718,048	2,692,456	2,707,719
SkyMark Refuelers, LLC	Delayed Draw Term Loan	8.17%	3M SOFR / 0.75%	4.50%	12/16/2032	912,828	606,837	605,177	6
SkyMark Refuelers, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	12/16/2032	681,215	(6,541)	(7,698)	6,7
Skyrodema Bidco, LLC	Term Loan	8.42%	3M SOFR / 0.75%	4.75%	3/9/2033	1,023,353	1,020,795	1,020,795
Skyrodema Bidco, LLC	Delayed Draw Term Loan	0.00%	3M SOFR / 0.75%	0.00%	3/9/2033	149,239	(370)	(373)	6,7
Southern Orthodontic Partners Management, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.00%	1.00%	7/27/2029	76,891	-	-	6,7
Southern Orthodontic Partners Management, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	7/27/2029	20,507	-	-	6,7
Southern Orthodontic Partners Management, LLC	Term Loan	8.41%	3M SOFR / 1.00%	4.75%	7/27/2029	494,520	494,520	494,520
Springline Advisory Intermediate, LLC	Delayed Draw Term Loan	8.67%	3M SOFR / 1.00%	5.00%	12/1/2031	2,175,468	2,103,341	2,099,109	6
Springline Advisory Intermediate, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	12/1/2031	290,062	(2,059)	(2,640)	6,7
Springline Advisory Intermediate, LLC	Term Loan	8.67%	3M SOFR / 1.00%	5.00%	12/1/2031	261,056	259,172	258,681
SRP Eagle Buyer Inc	Delayed Draw Term Loan	0.00%	3M SOFR / 1.50%	0.00%	12/8/2031	1,488,550	(14,117)	(17,714)	6,7
SRP Eagle Buyer Inc	Revolver Loan	0.50%	3M SOFR / 1.50%	0.50%	12/8/2031	595,420	(5,646)	(7,086)	6,7
SRP Eagle Buyer Inc	Term Loan	8.70%	3M SOFR / 1.50%	5.00%	12/8/2031	2,524,209	2,500,434	2,494,171
Straine Dental Management, LLC	Delayed Draw Term Loan	11.00%	1M SOFR / 2.00%	7.24%	11/25/2030	229,381	5,299	5,259	6
Straine Dental Management, LLC	Term Loan	11.19%	1M SOFR / 2.00%	7.42%	11/25/2030	659,342	652,759	652,749
SV Newco 2, Inc.	Delayed Draw Term Loan	10.50%	3M SOFR / 0.75%	3.75%	6/2/2031	288,478	287,215	287,237
SV Newco 2, Inc.	Delayed Draw Term Loan	8.45%	3M SOFR / 0.75%	4.75%	6/2/2031	2,210,522	443,116	443,652	6
SV Newco 2, Inc.	Revolver Loan	4.25%	3M SOFR / 0.75%	4.25%	6/2/2031	174,131	17,695	17,301	6
SV Newco 2, Inc.	Term Loan	8.45%	3M SOFR / 0.75%	4.75%	6/2/2031	458,538	456,535	455,420
SV Newco 2, Inc.	Term Loan	8.45%	3M SOFR / 0.75%	4.75%	6/2/2031	718,420	715,281	713,534
Syndigo LLC	Revolver Loan	8.67%	3M SOFR / 0.75%	5.00%	9/2/2032	1,195,170	275,775	273,335	6
Syndigo LLC	Term Loan	8.67%	3M SOFR / 0.75%	5.00%	9/2/2032	8,869,832	8,791,021	8,769,602
Tau Buyer, LLC	Delayed Draw Term Loan	8.70% / 2.50%	6M SOFR / 0.75%	5.00%	2/2/2032	209,403	138,020	137,980	6,9
Tau Buyer, LLC	Revolver Loan	8.21%	6M SOFR / 0.75%	4.50%	2/2/2032	78,198	24,835	24,828	6
Tau Buyer, LLC	Term Loan	8.70% / 2.50%	3M SOFR / 0.75%	5.00%	2/2/2032	603,330	601,977	601,822	9
Transgo, LLC	Revolver Loan	8.92%	3M SOFR / 2.00%	5.25%	12/29/2028	47,504	25,102	25,098	6
Transgo, LLC	Term Loan	8.92%	1M SOFR / 2.00%	5.25%	12/29/2028	466,426	464,114	464,094
Trintech Inc.	Delayed Draw Term Loan	0.75%	3M SOFR / 0.75%	0.75%	1/28/2033	165,373	(1,618)	(1,654)	6,7
Trintech Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	1/28/2033	124,030	(1,213)	(1,240)	6,7
Trintech Inc.	Term Loan	8.42%	1M SOFR / 0.75%	4.75%	1/28/2033	992,237	982,729	982,315
Truck-Lite Co., LLC	Delayed Draw Term Loan	8.42%	3M SOFR / 0.75%	4.75%	2/13/2032	774,470	295,873	295,838	6
Truck-Lite Co., LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	2/13/2032	385,182	(5,103)	(5,123)	6,7
Truck-Lite Co., LLC	Term Loan	8.42%	3M SOFR / 0.75%	4.75%	2/13/2032	80,079	79,350	79,415
U.S. Urology Partners, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	4/8/2032	1,687,164	(19,673)	(24,633)	6,7
Upland Software, Inc.	Term Loan	9.70%	3M SOFR / 1.50%	6.00%	7/25/2031	6,441,134	6,367,084	6,330,347
Upland Software, Inc.	Revolver Loan	0.50%	3M SOFR / 1.50%	0.50%	7/25/2031	826,923	(9,185)	(14,223)	6,7

StepStone Private Credit Co-Investment Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Investment Type	Cash Interest Rate / PIK Rate	Reference Rate / Floor	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
USIC Holdings, Inc.	Delayed Draw Term Loan	9.17%	6M SOFR / 0.75%	5.50%	9/10/2031	163,875	110,430	110,411	6
USIC Holdings, Inc.	Revolver Loan	8.92%	3M SOFR / 0.75%	5.25%	9/10/2031	355,730	303,678	303,641	6
USIC Holdings, Inc.	Term Loan	9.17%	3M SOFR / 0.75%	5.50%	9/10/2031	2,760,086	2,719,023	2,718,685
Vacation Rental Brands, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 1.00%	1.00%	5/6/2032	827,278	(8,270)	(8,107)	6,7
Vacation Rental Brands, LLC	Term Loan	8.95%	3M SOFR / 1.00%	5.25%	5/6/2032	185,445	183,637	183,591
Vacation Rental Brands, LLC	Term Loan	8.95%	3M SOFR / 1.00%	5.25%	5/6/2032	387,704	384,186	383,904
Vacation Rental Brands, LLC	Term Loan	8.95%	3M SOFR / 1.00%	5.25%	5/6/2032	1,477,594	1,463,207	1,462,819
Valkyrie Buyer, LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	5/6/2031	410,414	(3,841)	(4,638)	6,7
Valkyrie Buyer, LLC	Revolver Loan	3.00%	3M SOFR / 0.75%	3.00%	5/6/2030	82,083	(765)	(928)	6,7
Vatica Health, Inc.	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	10/29/2032	160,920	(752)	(1,110)	6,7
Vatica Health, Inc.	Term Loan	8.45%	3M SOFR / 0.75%	4.75%	10/29/2032	1,609,203	1,602,108	1,598,099
Vehlo Purchaser, LLC	Delayed Draw Term Loan	9.17%	1M SOFR / 0.75%	5.50%	5/24/2028	3,414,523	3,402,258	3,387,207
Vehlo Purchaser, LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	5/24/2028	88,473	(590)	(1,017)	6,7
VRC Companies, LLC	Term Loan	8.66%	3M SOFR / 1.00%	5.00%	6/29/2027	2,321,280	2,321,280	2,304,103
W.A. Kendall and Company, LLC	Delayed Draw Term Loan	9.71%	3M SOFR / 1.00%	5.75%	4/22/2030	1,502,728	276,317	273,377	6
W.A. Kendall and Company, LLC	Delayed Draw Term Loan	9.81%	6M SOFR / 1.00%	5.75%	4/22/2030	60,795	60,222	60,168
W.A. Kendall and Company, LLC	Revolver Loan	10.14%	3M SOFR / 1.00%	5.88%	4/22/2030	206,535	148,332	147,955	6
W.A. Kendall and Company, LLC	Term Loan	9.81%	6M SOFR / 1.00%	5.75%	4/22/2030	995,730	986,463	985,474
Western Smokehouse Partners, LLC	Delayed Draw Term Loan	9.18%	3M SOFR / 1.00%	5.50%	3/31/2029	438,587	107,659	106,664	6
Western Smokehouse Partners, LLC	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	3/31/2029	109,647	(504)	(746)	6,7
Western Smokehouse Partners, LLC	Term Loan	9.17%	1M SOFR / 1.00%	5.50%	3/31/2029	1,315,761	1,309,776	1,306,813
Wharf Street Ratings Acquisition LLC	Delayed Draw Term Loan	1.00%	3M SOFR / 0.75%	1.00%	9/16/2032	585,925	(2,713)	(3,574)	6,7
Wharf Street Ratings Acquisition LLC	Revolver Loan	0.50%	3M SOFR / 0.75%	0.50%	9/16/2032	604,937	(2,797)	(3,690)	6,7
Wharf Street Ratings Acquisition LLC	Term Loan	8.42%	1M SOFR / 0.75%	4.75%	9/16/2032	5,260,141	5,237,041	5,228,054
WSRP Advisory LLC	Delayed Draw Term Loan	8.67%	3M SOFR / 1.00%	5.00%	2/28/2031	4,465,994	4,434,786	4,425,800
Zep Holdco Inc.	Revolver Loan	0.50%	3M SOFR / 1.00%	0.50%	6/30/2031	902,706	(5,447)	(6,319)	6,7
Zep Holdco Inc.	Term Loan	8.70%	3M SOFR / 1.00%	5.00%	6/30/2031	7,794,638	7,723,903	7,704,220
Total Direct Lending - Senior Secured Loans -North America								$243,075,120

Total Direct Lending								$247,515,566

Total Investments - 95.5% of NAV
Cash Equivalents - 4.1% of NAV
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Institutional Class. 3.48% (10,803,792 shares)								$10,803,793	8
Total Cash Equivalents								$10,803,793

Other Assets in excess of liabilities - 0.4% of NAV								$906,809

Net Assets - 100.0%								$259,226,168

1	Geographic region generally reflects the location of the investment manager for Investment Funds and headquarters for debt investments.
2	Fair value was determined using significant unobservable inputs.
3

Investment is generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended. Investment is a Level 3 asset unless otherwise indicated.

4	Senior secured debt investment.
5

Investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate (“SOFR”) or an alternate base rate (commonly based on the Federal Funds Rate or the U.S. Prime Rate (“PRIME”)) which generally resets periodically. For each such investment, the Fund has provided the spread over SOFR and the current contractual interest rate in effect at March 31, 2026. The interest rate disclosed is based on the reference rate as of the last reset date which may differ from the reference rate as of March 31, 2026. As of March 31, 2026, effective rates for 1 Month SOFR, 3 Month SOFR, 6 Month SOFR and PRIME are 3.652%, 3.689%, 3.863%, and 6.750% respectively. For portfolio companies with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of March 31, 2026. Certain investments are subject to a floor and have been provided.

6

Investment has undrawn commitments. For private credit investments, unamortized fees are classified as unearned income which reduces cost basis and may result in a negative cost basis. A negative fair value may result from the unfunded commitment being valued below par. The private credit investment may be subject to an undrawn commitment fee.

7	Unfunded position. Interest reflects the unfunded commitment fee rate.
8	The rate reported is the 7-day effective yield at the period end.
9	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.